Trade accounts receivable and other current financial assets - Allowances (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2022 USD ($)
Disclosure of provision matrix [line items]
Beginning balance	€ 992,460	€ 708,880
Reversal of impairment loss (Stage 3)	(857,093)	(240,678)
Reversal of provision for expected credit losses (Stage 2)	(135,367)	(26,574)
Additions	1,021,214	513,043
Currency translation effect	16,304	37,790
Ending balance	1,037,518	992,460
Recognized fixed deposit	7,970,000	€ 0
Founder and Management Board Member Jrgen Eichner
Disclosure of provision matrix [line items]
Other financial assets	€ 47,000		$ 50